Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payables And Accrued Liabilities [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities [Text Block]

	December 31 2017	December 31 2016

Trade payables	$1,468	$814
Accrued liabilities and other	2,133	1,016

	$3,601	$1,830